RELATED PARTY TRANSACTIONS (Transactions between related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 1,148,102	$ 449,665	$ 593,729
Purchases of goods and services, related party transactions	683,092	516,481	658,343
Finance income (expense) with related parties	5,243	5,698	8,533
Dividends received	82,122	6,299	3,111
Other income (expense), related party transactions	1,908	1,807	1,915
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	148,629	182,075
Non-consolidated parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	950,792	432,511	515,123
Revenue from rendering of services, related party transactions	178	173	171
Purchases of goods, related party transactions	508,784	347,638	408,309
Services received, related party transactions	10,279	9,421	14,563
Finance income (expense) with related parties	6,256	7,182	9,478
Dividends received	82,122	6,299	3,111
Other income (expense), related party transactions	1,029	765	929
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	204,329	227,074
Advances to suppliers	5,383	6,647
Amounts payable, related party transactions	(72,373)	(30,407)
Other related parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	195,636	15,972	77,375
Revenue from rendering of services, related party transactions	1,496	1,009	1,060
Purchases of goods, related party transactions	65,964	83,738	71,324
Services received, related party transactions	98,065	75,483	155,289
Purchases of goods and services received, related party transactions	0	201	8,859
Finance expense lease contracts with related parties	(1,013)	(1,484)	(945)
Other income (expense), related party transactions	879	1,042	$ 986
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	26,690	3,674
Advances to suppliers	3,852	7,732
Amounts payable, related party transactions	(16,617)	(29,095)
Lease liabilities with other related parties	$ (2,635)	$ (3,550)